Calvert
International Equity Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.7%
CSL Ltd.	158,718	$ 25,071,184
		$ 25,071,184
Belgium — 2.8%
KBC Group NV	247,339	$ 25,527,757
		$ 25,527,757
Denmark — 4.1%
Coloplast AS, Class B	129,978	$ 12,374,285
Novo Nordisk AS, Class B	362,878	25,145,271
		$37,519,556
France — 16.1%
AXA SA	507,169	$24,904,551
BNP Paribas SA	203,670	18,269,546
L'Oreal Prime De Fidelite(1)	53,204	22,790,132
L'Oreal SA	3,105	1,330,038
LVMH Moet Hennessy Louis Vuitton SE	38,941	20,380,945
Safran SA	99,575	32,473,829
Schneider Electric SE	100,013	26,851,984
		$147,001,025
Germany — 3.6%
Siemens AG	128,194	$32,927,698
		$32,927,698
Hong Kong — 3.0%
AIA Group Ltd.	3,049,480	$27,623,529
		$27,623,529
India — 2.5%
HDFC Bank Ltd.	997,261	$23,281,515
		$23,281,515
Italy — 1.7%
Amplifon SpA(2)	642,681	$15,093,881
		$15,093,881
Japan — 7.9%
BayCurrent, Inc.	230,166	$11,840,757
Keyence Corp.	59,932	23,962,493
Terumo Corp.	781,026	14,333,283
Tokyo Electron Ltd.	114,892	22,002,892
		$72,139,425
Netherlands — 7.0%
ASML Holding NV	51,518	$41,283,277
IMCD NV	165,542	22,264,627
		$63,547,904
Security	Shares	Value
Singapore — 2.7%
DBS Group Holdings Ltd.	703,899	$ 24,849,077
		$ 24,849,077
Spain — 8.1%
Amadeus IT Group SA(2)	241,865	$ 20,433,499
Banco Santander SA	2,433,179	20,148,858
Iberdrola SA	1,733,292	33,345,131
		$ 73,927,488
Sweden — 1.6%
Indutrade AB(2)	518,583	$14,159,966
		$14,159,966
Switzerland — 13.9%
Cie Financiere Richemont SA, Class A	103,562	$19,597,323
Lonza Group AG	24,181	17,293,368
Nestle SA	341,803	33,984,222
Roche Holding AG	73,761	24,077,040
Sika AG	60,200	16,379,443
Straumann Holding AG(2)	121,883	15,953,230
		$127,284,626
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,180	$11,591,758
		$11,591,758
United Kingdom — 20.4%
AstraZeneca PLC	229,223	$31,900,767
Compass Group PLC	896,746	30,374,554
Halma PLC	537,317	23,617,278
InterContinental Hotels Group PLC	218,974	25,036,415
London Stock Exchange Group PLC	198,383	29,012,943
Reckitt Benckiser Group PLC	396,196	26,991,624
RELX PLC	364,842	19,773,585
		$186,707,166
Total Common Stocks (identified cost $698,892,745)		$908,253,555

Preferred Stocks — 0.0%

Security	Shares	Value
Venture Capital — 0.0%
Bioceptive, Inc.:
Series A(1)(3)(4)	582,574	$ 0
Series B(1)(3)(4)	40,523	0
FINAE, Series D(1)(3)(4)	2,597,442	0
Total Preferred Stocks (identified cost $491,304)		$ 0

Calvert
International Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund LP(1)(3)(4)	$ 131,317
gNet Defta Development Holding LLC(1)(3)(4)(5)	103,487
Total Venture Capital Limited Partnership Interests (identified cost $1,397,005)	$ 234,804

Short-Term Investments — 0.5%

Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(6)	3,902,612	$ 3,902,612
Total Affiliated Fund (identified cost $3,902,612)		$ 3,902,612
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(7)	1,016,400	$ 1,016,400
Total Securities Lending Collateral (identified cost $1,016,400)		$ 1,016,400
Total Short-Term Investments (identified cost $4,919,012)		$ 4,919,012

Total Investments — 100.0% (identified cost $705,700,066)	$913,407,371
Other Assets, Less Liabilities — 0.0%†	$ 120,004
Net Assets — 100.0%	$913,527,375

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $22,007,919 and the total market value of the collateral received by the Fund was $22,826,210, comprised of cash of $1,016,400 and U.S. government and/or agencies securities of $21,809,810.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $234,804, which represents 0.1% of the net assets of the Fund as of June 30, 2025.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.2%
Health Care	19.8
Industrials	17.5
Information Technology	13.4
Consumer Discretionary	12.7
Consumer Staples	9.3
Utilities	3.7
Materials	1.8
Venture Capital	0.1
Total	99.5%

Calvert
International Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14 - 5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12 - 12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11 - 11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
		$1,888,309

Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in companies and funds that may be deemed to be affiliated was $4,006,099, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 117,627	$ —	$ —	$ —	$(14,140)	$ 103,487	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(2)	18,415,052	137,996,605	(152,509,045)	—	—	3,902,612	106,260	3,902,612
Total				$ —	$(14,140)	$4,006,099	$106,260

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$25,071,184	$ —	$25,071,184
Belgium	—	25,527,757	—	25,527,757
Denmark	—	37,519,556	—	37,519,556
France	—	147,001,025	—	147,001,025
Germany	—	32,927,698	—	32,927,698

Calvert
International Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Hong Kong	$ —	$27,623,529	$ —	$27,623,529
India	—	23,281,515	—	23,281,515
Italy	—	15,093,881	—	15,093,881
Japan	—	72,139,425	—	72,139,425
Netherlands	—	63,547,904	—	63,547,904
Singapore	—	24,849,077	—	24,849,077
Spain	—	73,927,488	—	73,927,488
Sweden	—	14,159,966	—	14,159,966
Switzerland	—	127,284,626	—	127,284,626
Taiwan	11,591,758	—	—	11,591,758
United Kingdom	—	186,707,166	—	186,707,166
Total Common Stocks	$11,591,758	$896,661,797(2)	$ —	$908,253,555
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	234,804	234,804
Short-Term Investments:
Affiliated Fund	3,902,612	—	—	3,902,612
Securities Lending Collateral	1,016,400	—	—	1,016,400
Total Investments	$16,510,770	$896,661,797	$234,804	$913,407,371

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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